Income tax - Tax reconciliation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018		Jan. 31, 2017
Disclosure Of Income Tax [Abstract]
Profit / (loss) before tax	£ 5,031	£ (23,952)	[1]	£ (25,707)
Profit / (loss) multiplied by the standard rate of corporation tax in the United Kingdom (Current tax) 19% (2018: 19.17%)	956	(4,592)		(5,141)
Adjustment for IFRS 15 restatement	(2,481)	2,504		0
Change in unrecognized tax losses	820	751		2,169
Non-deductible expenses	1,797	402		331
Tax relief for qualifying research and development expenditure	(2,656)	(3,043)		(1,699)
Prior year adjustments	(506)	5		9
Share options exercised	(15)	(40)		(84)
Overseas profits taxed at different rates	292	251		179
Change in rate of deferred tax	(703)	0		(100)
Total tax	£ (2,496)	£ (3,762)	[1]	£ (4,336)
Standard rate of corporation tax	19.00%	19.17%

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’